SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details)	Jan. 31, 2023		Oct. 31, 2022		Jan. 31, 2022		Oct. 31, 2021
Lease Obligations
Weighted-average remaining lease term, operating lease	7 years 3 months 18 days		7 years 7 months 6 days		8 years 3 months 18 days		8 years 7 months 6 days
Weighted-average remaining lease term, finance leases	2 years		2 years 3 months 18 days		2 years 8 months 12 days		2 years 10 months 24 days
Weighted-average discount rate, operating lease	10.00%	[1]	10.00%	[2]	10.00%	[1]	10.00%	[2]
Weighted-average discount rate, finance leases	7.61%	[1]	7.61%	[2]	8.11%	[1]	8.11%	[2]

[1]	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.
[2]	The discount rate used for operating leases is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.